REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FT Vest Hedged Equity Income Fund:
Series A3
In planning and performing our audit of the
financial statements of FT Vest Hedged
Equity Income Fund: Series A3 (the "Fund")
as of December 31, 2024 and for the period
from October 11, 2024 (commencement of
operations) through December 31, 2024, in
accordance with the standards of the Public
Company Accounting Oversight Board
(United States), we considered the Fund's
internal control over financial reporting,
including controls over safeguarding
securities, as a basis for designing audit
procedures for the purpose of expressing an
opinion on the financial statements and to
comply with the requirements of Form N-
CEN, but not for the purpose of expressing
an opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we express no such
opinion.
Management of the Fund is responsible for
establishing and maintaining effective
internal control over financial reporting. In
fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls. A fund's internal control
over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements
for external purposes in accordance with
generally accepted accounting principles. A
fund's internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in reasonable
detail, accurately and fairly reflect the
transactions and dispositions of the assets
of the fund; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with generally
accepted accounting principles, and that
receipts and expenditures of the fund are
being made only in accordance with
authorizations of management and directors
of the fund; and (3) provide reasonable
assurance regarding prevention or timely
detection of unauthorized acquisition, use,
or disposition of the fund's assets that could
have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are subject to
the risk that controls may become
inadequate because of changes in
conditions, or the degree of compliance with
policies and procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or
operation of a control does not allow
management or employees, in the normal
course of performing their assigned
functions, to prevent or detect
misstatements on a timely basis. A material
weakness is a deficiency, or a combination
of deficiencies, in internal control over
financial reporting, such that there is a
reasonable possibility that a material
misstatement of the Fund's annual or
interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for the
limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal control
over financial reporting that might be
material weaknesses under standards
established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the
Fund's internal control over financial
reporting and its operation, including
controls over safeguarding securities, which
we consider to be material weaknesses as
defined above as of December 31, 2024.
This report is intended solely for the
information and use of management and the
Board of Trustees of FT Vest Hedged Equity
Income Fund: Series A3 and the U.S.
Securities and Exchange Commission and
is not intended to be and should not be used
by anyone other than these specified
parties.
/s/ Grant Thornton LLP
Newport Beach, California
February 28, 2025